INVESTMENTS IN AFFILIATED FUNDS	12 Months Ended
Dec. 31, 2017
INVESTMENTS IN AFFILIATED FUNDS
INVESTMENTS IN AFFILIATED FUNDS

3.INVESTMENTS IN AFFILIATED FUNDS

As of December 31, 2017, the five Underlying Funds in which the Fund is invested in, and the respective Master Funds in which the Underlying Funds are invested in are: (i) Blakeney Delaware Feeder LLC (“Blakeney”) which invests in Blakeney Fund Limited,  (ii) Campbell Delaware Feeder LLC (“Campbell”) which invests in Campbell MAC Cayman Fund Limited, (iii) Century CAT MAC Delaware Feeder LLC (“Century CAT”) which invests in Century CAT MAC Cayman Fund Limited, (iv) Quantica MF Delaware Feeder LLC (“Quantica MF”) which invests in Quantica MF Cayman Fund Limited, and (v) Silver Delaware Feeder LLC (“Silver”) which invests in Silver MAC Limited. As used herein, Trading Advisor in respect of an Affiliated Fund refers to the Trading Advisor of its related Master Fund. FRM, in its discretion, may change the Affiliated Funds at any time. FRM, also at its discretion, may vary the percentage of the Fund’s total portfolio allocated to the different Affiliated Funds. In the process of rebalancing, the Fund’s allocation to any individual Affiliated Fund may range between 3% - 25% of the Fund’s NAV.

During the year, the Fund had purchases of $15,020,000 and sales of $45,186,987 of investments in Affiliated Funds. The investment transactions were accounted for on trade date. The investments in the Affiliated Funds are valued at fair value and are reflected in the Statements of Financial Condition. In determining fair value, FRM utilized the NAV of the Affiliated Funds which approximates fair value. The fair value was net of all fees relating to the Affiliated Funds, paid or accrued. Additionally, FRM monitored the performance of the Affiliated Funds. The fair value of the Fund’s assets and liabilities which qualify as financial instruments approximates the carrying amounts presented on the Statements of Financial Condition.

The details of investments in Affiliated Funds at and for the year ended December 31, 2017 are as follows:

	Percentage of Members’ Capital	Fair Value	Profit (Loss)	Cost @ 12/31/17	Management Fees	Performance Fees	Redemptions Permitted
Blakeney	17.67%	$12,668,793	$1,809,898	$11,426,766	$241,153	$138,258	Weekly
Campbell	10.11%	7,252,364	1,101,081	6,970,719	155,918	26,590	Weekly
CCP Core Macro *	—	—	388,541	—	92,403	—	Weekly
Century CAT	12.06%	8,654,545	1,000,853	7,604,846	76,655	—	Weekly
Quantica MF	12.35%	8,860,115	1,960,321	7,735,745	102,447	91,355	Weekly
Silver	9.10%	6,530,879	(906,878)	7,404,913	83,277	—	Weekly

	61.29%	$43,966,696	$5,353,816	$41,142,989	$751,853	$256,203

* Affiliated Fund was redeemed in July 2017 and the Fund received proceeds of $10,741,987.

The details of investments in Affiliated Funds at and for the year ended December 31, 2016 are as follows:

	Percentage of Members’ Capital	Fair Value	Profit (Loss)	Cost @ 12/31/16	Management Fees	Performance Fees	Redemptions Permitted
Blakeney	11.13%	$12,788,895	$(15,627)	$13,427,752	$405,674	178,465	Weekly
Campbell	9.33%	10,721,283	(3,135,990)	13,028,816	356,382	8,285	Weekly
Carlisle*	—	—	713,644	—	35,154	119,723	Weekly
CCP Core Macro	10.12%	11,633,446	(425,212)	12,743,445	176,762	(407)	Weekly
Century CAT**	12.32%	14,163,692	(2,881,308)	16,787,646	93,602	—	Weekly
Quantica MF	8.64%	9,934,794	1,510,060	10,088,625	143,688	—	Weekly
Silver	8.30%	9,537,757	17,504	10,980,982	116,455	—	Weekly

	59.84%	$68,779,867	$(4,216,929)	$77,057,266	$1,327,717	$306,066

* Affiliated Fund was redeemed in April 2016 and the Fund received proceeds of $8,826,829.

** Affiliated Fund purchased in March 2016.

As of December 31, 2017 and 2016, there are no investments held by the Affiliated Funds and the Affiliated Funds’ Master Funds that in the aggregate exceed 5% of the Fund’s members’ capital.

The following is summarized financial information as required by Regulation S-X, for each of the FuturesAccess Portfolio Funds and the Affiliated Funds:

	As of December 31, 2017
	Total Assets	Total Liabilities	Total Capital
Blakeney	$12,752,469	$72,892	$12,679,577
Campbell	7,316,145	55,004	7,261,141
Century CAT	8,916,033	250,122	8,665,911
Quantica MF	8,928,604	59,738	8,868,866
Silver	6,591,357	54,210	6,537,147

Total	$44,504,608	$491,966	$44,012,642

	As of December 31, 2016
	Total Assets	Total Liabilities	Total Capital
Blakeney	$12,939,371	$141,001	$12,798,370
Campbell	10,859,354	130,341	10,729,013
Carlisle	11,744,051	98,433	11,645,618
CCP Core Macro	14,247,902	75,923	14,171,979
Quantica MF	10,069,651	127,622	9,942,029
Silver	9,670,349	125,495	9,544,854

Total	$69,530,678	$698,815	$68,831,863

	For the year ended December 31, 2017
	Income (Loss)	Commissions	Expenses	Net Income (Loss)
Blakeney	$2,023,676	$—	$(212,478)	$1,811,198
Campbell	1,269,104	—	(166,976)	1,102,128
CCP Core Macro #	703,735	—	(313,997)	389,738
Century CAT	1,186,878	—	(182,944)	1,003,934
Quantica MF	2,139,225	—	(177,384)	1,961,841
Silver	(742,075)	—	(165,627)	(907,702)

Total	$6,580,543	$—	$(1,219,406)	$5,361,137

#Affiliated Fund was redeemed in July 2017 and the Fund received proceeds of $10,741,987.

	For the year ended December 31, 2016
	Income (Loss)	Commissions	Expenses	Net Income (Loss)
Blakeney	$285,631	$—	$(301,619)	$(15,988)
Campbell	(2,865,772)	—	(271,928)	(3,137,700)
Carlisle#	776,008	—	(115,102)	660,906
CCP Core Macro	111,541	—	(529,943)	(418,402)
Century CAT##	(2,697,621)	—	(182,029)	(2,879,650)
Quantica MF	1,731,012	—	(220,354)	1,510,658
Silver	233,347	—	(216,584)	16,763

Total	$(2,425,854)	$—	$(1,837,559)	$(4,263,413)

#Affiliated Fund was redeemed in April 2016 and the Fund received proceeds of $8,826,829.

##Affiliated Fund purchased in March 2016.

	For the year ended December 31, 2015
	Income (Loss)	Commissions	Expenses	Net Income (Loss)
Aspect*	$404,556	$(169,723)	$(4,910,852)	$(4,676,019)
BlueTrend*	9,245,595	(170,694)	(2,259,861)	6,815,040
John Locke*	1,864,422	(74,165)	(506,783)	1,283,474
Lynx *	2,414,522	(79,733)	(1,344,163)	990,626
Transtrend*	1,877,424	(177,794)	(921,164)	778,466
Tudor*	1,983,906	(127,346)	(514,687)	1,341,873
Winton*	25,719,496	(335,422)	(24,207,340)	1,176,734
Blakeney**	(246,302)	—	(224,457)	(470,759)
Campbell**	(1,355,182)	—	(236,523)	(1,591,705)
Carlisle**	(1,152,742)	—	(152,437)	(1,305,179)
CCP Core Macro**	(1,757,466)	—	(145,345)	(1,902,811)
Quantica MF**	(7,392,755)	—	(230,874)	(7,623,629)
Silver**	(4,343,455)	—	(206,272)	(4,549,727)

Total	$27,262,019	$(1,134,877)	$(35,860,758)	$(9,733,616)

* FuturesAccess Portfolio Funds redeemed as of April 30, 2015. The information above reflects income and expenses of the related FuturesAccess Portfolio Fund for the period from January 1, 2015 through April 30, 2015.

** Affiliated Funds purchased in May 2015.